Investments in and Advances to Equity Accounted Investments - Schedule of Investments in and Advances to Equity Accounted Investments (Detail) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Oct. 31, 2014 USD ($) shares	Aug. 31, 2014 USD ($) pool $ / shares shares	May 31, 2014 subsidiary	Jan. 31, 2014 USD ($) shares	Dec. 31, 2016 USD ($) vessel member shares	Dec. 31, 2016 USD ($) vessel NOK / shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 USD ($) NOK / shares	Dec. 31, 2014 USD ($) $ / shares	Oct. 31, 2015 $ / shares	Aug. 31, 2015 $ / shares	Jul. 31, 2015 $ / shares	Jan. 31, 2015 $ / shares	Oct. 31, 2014 NOK / shares
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments					$ 70,651	$ 70,651	$ 66,470	$ 66,470
Ownership percentage					100.00%	100.00%
Long term debt					$ 941,661	$ 941,661	1,166,301	1,166,301
Derivative assets					4,538	$ 4,538	5,164	$ 5,164
Shares issued, price per share (in dollars per share) | $ / shares		$ 4.03							$ 4.80		$ 6.65	$ 6.99	$ 4.57
Business acquisition, assumed working capital					$ 0		$ 31,870		$ 0
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage					50.00%	50.00%
Shares issued, price per share (in dollars per share) | $ / shares										$ 7.92
Tanker Investments Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage					11.30%	11.30%	10.20%	10.20%
Number of board members | member					1
Investment in equity accounted investment	$ 10,000			$ 25,000
Derivative assets					$ 300	$ 300	$ 5,200	$ 5,200
Preferred stock, voting rights					elect one Board member
Business acquisition, common share price per share agreed upon (in Norwegian krone per share) | NOK / shares														NOK 69
Shares repurchased (in shares) | shares					3,300,000		3,300,000
Weighted average price of common stock repurchased (in Norwegian krone per share) | NOK / shares						$ 80.2		$ 105.2
Gross purchase price					$ 31,800		$ 40,600
Tanker Investments Ltd [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Number of shares available through exercise of stock purchase warrant (in shares) | shares				750,000
Tanker Investments Ltd [Member] | Common Stock [Member]
Schedule of Equity Method Investments [Line Items]
Equity number of common stock purchased (in shares) | shares	900,000			2,500,000
Tanker Investments Ltd [Member] | Preferred Stock [Member]
Schedule of Equity Method Investments [Line Items]
Equity number of common stock purchased (in shares) | shares					1
Teekay Tanker Operations Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		50.00%							50.00%
Number of Commercially Managed Tanker Pools | pool		4
Net assets acquired		$ 23,700
Teekay Tanker Operations Ltd [Member] | Working Capital [Member]
Schedule of Equity Method Investments [Line Items]
Business acquisition assets		16,900
Teekay Tanker Operations Ltd [Member] | Teekay Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Proceeds from equity method investment		$ 6,900
Teekay Tanker Operations Ltd [Member] | Teekay Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Remaining Ownership Percentage		50.00%
Teekay Corporation [Member] | Working Capital [Member]
Schedule of Equity Method Investments [Line Items]
Business acquisition assets		$ 6,700
Class B [Member] | Teekay Tanker Operations Ltd [Member] | Teekay Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		50.00%
Value of common shares		$ 15,600
Class B [Member] | Teekay Corporation [Member] | Teekay Tanker Operations Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Shares issued in acquisition | shares		4,220,945
Shares issued, price per share (in dollars per share) | $ / shares		$ 4.03
Stock Issued During Period, Value, New Issues		$ 17,000
Class B [Member] | Fair Value Asset/(Liability) [Member] | Teekay Corporation [Member] | Teekay Tanker Operations Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Value of common shares		$ 15,600
Shares issued, price per share (in dollars per share) | $ / shares		$ 3.7
High-Q Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments					$ 22,025	$ 22,025	21,166	$ 21,166
Ownership percentage					50.00%	50.00%
Number of vessels | vessel					1	1
Percentage of exposure to loan guarantee					50.00%	50.00%
Percentage of exposure to derivative					50.00%	50.00%
Tanker Investments Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments					$ 47,710	$ 47,710	44,195	44,195
Number of vessels | vessel					1	1
Number of subsidiaries | subsidiary			2
Gemini Tankers L.L.C. [Member]
Schedule of Equity Method Investments [Line Items]
Investment in and advances to equity accounted investments					$ 916	$ 916	1,109	1,109
Teekay Tankers And Wah Kwong Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Long term debt					48,500	48,500	$ 54,200	$ 54,200
Teekay Tankers And Wah Kwong Joint Venture [Member] | Joint Venture Interest Rate Derivative [Member]
Schedule of Equity Method Investments [Line Items]
Notional amount					$ 48,500	$ 48,500
Type of interest rate paid on swap					The interest rate swap exchanges a receipt of floating interest based on 3-months LIBOR for a payment of a fixed rate of 1.47% every three months.
Interest rate swaps fixed rate					1.47%	1.47%